Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on TSR (5)	Net Income (Loss)
2024	$670,686	$582,921	$550,162	$481,341	$94	$(15,063,083)
2023	$741,323	$733,374	$613,943	$613,250	$106	$(7,291,285)
2022	$874,817	$860,601	$461,012	$339,036	$88	$(6,047,986)

PEO Actually Paid Compensation Amount	$ 582,921	$ 733,374	$ 860,601
Adjustment to PEO Compensation, Footnote

PEO Stock Award Adjustments
Year	Executive(s)	Summary Compensation Table Total (Average for Non-PEO Named Executive Officers)	Subtract Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Covered Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Prior Year Equity Awards Vested in Covered Year	Compensation Actually Paid (Average for Non-PEO Named Executive Officers)
2024	PEO	$670,686	$(250,500)	$195,000	$(61,538)	$29,273	$582,921
2024	Non-PEO Named Executive Officers	$550,162	$(187,875)	$146,250	$(47,811)	$20,615	$481,341
2023	PEO	$741,323	$(211,904)	$261,108	$(5,930)	$(51,223)	$733,374
2023	Non-PEO Named Executive Officers	$613,943	$(163,343)	$201,271	$(17,054)	$(21,567)	$613,250
2022	PEO	$874,817	$(230,057)	$351,036	$(92,223)	$(42,972)	$860,601
2022	Non-PEO Named Executive Officers	$461,012	$(113,404)	$109,738	$(70,288)	$(48,022)	$339,036

Non-PEO NEO Average Total Compensation Amount	$ 550,162	613,943	461,012
Non-PEO NEO Average Compensation Actually Paid Amount	$ 481,341	613,250	339,036
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return

As outlined in the Pay Versus Performance Table, the fluctuations in the compensation values for our PEO and Non-PEO Named Executive Officers over the three-year period 2022 through 2024 align with the fluctuations in the Company’s TSR over this same period. A large component of our executive compensation is equity-based to align compensation with performance. We believe the equity-based compensation strongly aligns our PEO and Non-PEO Named Executive Officers’ interests with those of our stockholders to maximize long-term value and encourages long-term employment. In particular, we view stock options, which are an integral part of our executive compensation program, as related to the Company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases above the option exercise price and if the executive officer continues in our employment over the vesting period. The ultimate value of these equity awards, and the resulting impact on compensation actually paid, aligns with the Company’s TSR performance.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income (Loss)

As displayed in our Pay Versus Performance Table, from 2022 to 2024, our net loss increased and the compensation actually paid to our PEO and Non-PEO Named Executive Officers also decreased over those years. This does not reflect a change in our compensation practices but is rather a function of fluctuations in our stock price over the same three years. A portion of the compensation actually paid to our PEO and Non-PEO Named Executive Officers are performance-based awards, as described under “2025 Bonus Plan for Senior Management”, which is based on the satisfaction of certain performance metrics. As such, though our PEO and Non-PEO Named Executive Officers achieved strong performance metrics, net loss increased significantly from 2023 to 2024 primarily as a result of performance issues associated with a disposal group classified as held for sale at December 31, 2024, which included an impairment charge of $5.5 million in 2024. In addition, higher interest costs, which were driven by higher interest rates, and acquisition-related intangible amortization costs contributed to net losses from 2022 to 2024.

Additionally, we grant equity based compensation to our PEO and Non-PEO Named Executive Officers. Due to the fluctuation in our stock price from $6.94 at December 31, 2021 to $6.11, $7.33 and $6.50 at December 30, 2022, December 29, 2023 and December 31, 2024, respectively, the value of our option awards changed significantly in 2022, 2023 and 2024, which further accounts for much of the change in compensation actually paid over the three-year period 2022 through 2024.

Total Shareholder Return Amount	$ 94	106	88
Net Income (Loss) Attributable to Parent	$ (15,063,083)	(7,291,285)	(6,047,986)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Stock And Option Awards Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (250,500)	(211,904)	(230,057)
Stock And Option Awards Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(187,875)	(163,343)	(113,404)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,000	261,108	351,036
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,250	201,271	109,738
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,538)	(5,930)	(92,223)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,811)	(17,054)	(70,288)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,273	(51,223)	(42,972)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,615	(21,567)	(48,022)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	670,686	741,323	874,817
Mr Hatch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 670,686	741,323	874,817
PEO Name	Mr. Hatch
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	$ 481,341	$ 613,250	$ 339,036